11008630

NASDAQ
THE NASDAQ OMX GROUP

Gary Sundick
Vice President
Listing Qualifications

Received SEC
DEC 15 2011
Washington, DC 20549

By Electronic Mail Only

December 15, 2011

CERT NAS
File No. 001-35381

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 13, 2011 The Nasdaq Stock Market (the "Exchange") received from FusionStorm Global Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.00000001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick